FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Summary of financial derivative positions
Consolidated	Fair value			Gains (losses) of fair value adjustment
Description	2023	2022	2021	2023	2022	2021
Swap agreements: (a)
Asset portion:
Dollar long position	876,664	6,108,505	6,881,981	19,457	34,867	978,350

Liability portion:
Post-fixed CDI Rate:
Short position in CDI	(824,344)	(6,874,285)	(6,348,442)	-	(697,678)	(823,887)

Forward contracts and NDF:
Liability portion:
Post-fixed CDI Rate:
Natura Cosméticos	(5,878)	(521)	(48)	(2,090)	(521)	(48)
Natura Indústria	(28,856)	(6,633)	-	(28,856)	(6,633)	-
Natura Mexico (Latam)	320	-	-	151	-	-
The Body Shop	-	16,789	(2,554)	-	(1,180)	12
Aesop	-	(1,350)	-	-	90	-
Avon Brasil	(3,702)	(1,183)	-	(3,702)	(1,183)	-
Avon Internacional	(43,248)	(19,203)	(14,462)	(28,633)	(6,925)	106
Natura Luxembourg	(22,182)	(18,996)	(89)	180	2,293	(89)

Total derivative instruments, net:	(51,226)	(796,877)	516,386	(43,493)	(676,870)	154,420

a) Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of bank deposits (post-fixed CDI), in the case of Brazil

Schedule of changes in net financial derivatives
Consolidated
Balance as of December 31, 2021	516,637
Losses from swap and forward derivative contracts for the year (unrealized)	(992,813)
Payment of funds due to settlement of derivative transactions - operational activity	594,225
Receipt of funds due to settlements of derivative instruments - financing activity	(118,707)
Losses in cash flow hedge operations (other comprehensive income)	(790,479)
Other movements	(5,740)
Balance as of December 31, 2022	(796,877)
Losses from swap and forward derivative contracts for the year (unrealized)	(1,791,905)
Payment of funds due to settlement of derivative transactions - operational activity	1,487,092
Payment of funds due to settlements of derivative instruments - financing activity	310,870
Losses in cash flow hedge operations (other comprehensive income)	746,648
Other movements	(7,054)
Balance as of December 31, 2023	(51,226)

Disclosure Of Net Asset Exposure
	Consolidated
	2023	2022
Borrowing and financing in foreign currency in Brazil (a)	-	(5,252,376)
Trade accounts receivable in foreign currency in Brazil	328,346	521,427
Trade accounts payable in foreign currencies in Brazil	(158,500)	(15,214)
Fair value of financial derivatives	(38,436)	6,101,350
Net asset exposure	131,410	1,355,187

a) Excluding transaction costs.

Disclosure Of Net Foreign Exchange Exposure
	Consolidated
Parity - R$ vs US$	4.8413	3.6715	2.4477
	Scenario	Scenario I	Scenario II
Operation/Instrument	Brazilian Real	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	(38,436)	(29,149)	(19,432)
Trade accounts receivable in foreign currency in Brazil	328,346	249,007	166,005

Liabilities denominated in US$
Trade accounts payable in foreign currencies in Brazil	(158,500)	(120,201)	(80,134)
Impact on net income and shareholders’ equity	131,410	(31,753)	(64,971)

Disclosure of Detailed Information About Cash Flow Hedged Items
				Other comprehensive income
	Hedged item	Notional currency	Fair value	Gain (loss) in the year	Gain (loss) in the year
Currency swap – US$/R$ - Natura Cosméticos	Currency and interest rate	BRL	(5,878)	(2,090)	763,197
Forward agreements (Avon Industria)	Currency	BRL	(3,702)	(3,702)	5,452
Forward agreements (Natura Dist. Mexico)	Currency	BRL	320	151	151
Forward agreements (Natura Industria)	Currency	BRL	(21,497)	(21,497)	(22,637)
Forward agreements (Natura Holding)	Currency	BRL	1,731	486	485
Total			(29,026)	(26,652)	746,648

Disclosure of changes in cash flow hedge reserve recorded in OCI
Consolidated
Cash flow hedge balance as of December 31, 2020	159,077
Change in the fair value of hedge instrument recognized in OCI	(210,150)
Tax effects on fair value of hedge instrument	72,939
Cash flow hedge balance as of December 31, 2021	21,866
Change in the fair value of hedge instrument recognized in OCI	(790,479)
Tax effects on fair value of hedge instrument	270,035
Cash flow hedge balance as of December 31, 2022	(498,578)
Change in the fair value of hedge instrument recognized in OCI	746,648
Tax effects on fair value of hedge instrument	(251,950)
Cash flow hedge balance as of December 31, 2023	(3,880)

Disclosure of the net position of derivative instruments designated as fair value hedges consists exclusively of financial derivatives
	Protection object	Reference currency (Notional)	Fair value
Fair value	Interest Rate	BRL	52,319
Total			52,319

Disclosure of Detailed Information About Interest Rate Risks of Transactions
Consolidated
Total borrowing, financing and debentures - in local currency (note 19)	(6,111,702)
Operations in foreign currency with derivatives related to CDI (a)	52,319
Short-term investments (notes 6 and 7)	5,661,434
Net exposure	(397,949)

(a) Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.

Summary of Net Exposure to Interest Rate Risk by Scenario
	Description	Company Risk	Probable scenario	Scenario II	Scenario III
Consolidated	Net liability	Rate increases	(5,683)	40,184	86,050

Summary of net working capital
	Consolidated
	2023	2022
Total current assets	15,987,222	16,121,527
Total current liabilities	(10,413,499)	(13,337,868)
Total net working capital	5,573,723	2,783,659

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
2023	Less than a year	One to five years	More than five years	Total expected contractual cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	357,568	4,194,476	4,078,504	8,630,548	(2,518,846)	6,111,702
Derivatives	140,679	71,134	(160,587)	51,226	-	51,226
Lease liability	401,217	912,529	135,207	1,448,953	(298,513)	1,150,440
Trade accounts payables, related parties and reverse factoring operations	5,302,478	-	-	5,302,478	-	5,302,478
Dividends payable	294,231	-	-	294,231	-	294,231

2022	Less than a year	One to five years	More than five years	Total expected contractual cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	722,146	3,228,866	13,140,599	17,091,611	(3,499,325)	13,592,286
Derivatives	640,257	1,504,007	(1,347,387)	796,877	-	796,877
Lease liability	1,070,253	2,019,723	856,402	3,946,378	(675,641)	3,270,737
Trade accounts payables, related parties and reverse factoring operations	6,375,930	-	-	6,375,930	-	6,375,930
Dividends payable	260	-	-	260	-	260

Disclosure of carrying amounts and fair values of the Company’s financial instruments
				Carrying amount		Fair value
Consolidated	Nota	Classification by category	Fair value hierarchy	2023	2022	2023	2022
Financial assets
Cash and cash equivalent	6
Cash and banks		Amortized cost	Level 2	2,113,566	2,904,808	2,113,566	2,904,808
Certificate of bank deposits		Fair value through profit or loss	Level 2	203,561	46,864	203,561	46,864
Repurchase operations		Fair value through profit or loss	Level 2	1,433,817	1,244,041	1,433,817	1,244,041
				3,750,944	4,195,713	3,750,944	4,195,713
Short-term investments	7
Government securities		Fair value through profit or loss	Level 2	1,272,445	31,415	1,272,445	31,415
Restricted cash		Fair value through profit or loss	Level 2	30,240	1,481	30,240	1,481
Financial treasury bills		Fair value through profit or loss	Level 2	392,253	539,450	392,253	539,450
Loan investment fund		Fair value through profit or loss	Level 2	2,329,118	1,228,093	2,329,118	1,228,093
DBV fund		Fair value through profit or loss	Level 3	36,698	35,235	36,698	35,235
				4,060,754	1,835,674	4,060,754	1,835,674

Trade accounts receivables - related parties	8 and 32.1	Amortized cost	Level 2	3,524,395	3,502,399	3,524,395	3,502,399
Judicial deposits	12	Amortized cost	Level 2	408,030	457,550	408,030	457,550
Sublease receivables	14	Amortized cost	Level 2	180,440	262,108	180,440	262,108
Receivables from service providers	14	Amortized cost	Level 2	109,639	110,214	109,639	110,214
Accounts receivable - sale of subsidiary		Amortized cost
Fixed consideration	34	Amortized cost	Level 2	343,068	-	343,068	-
Contingent consideration	34	Fair value through profit or loss	Level 3	486,429	-	486,429	-
				5,052,001	4,332,271	5,052,001	4,332,271

Financial derivatives (hedge instrument)		Fair value through profit or loss	Level 2	23,293	-	23,293	-
Financial derivative instruments		Fair value through profit or loss	Level 2	255,157	1,008,365	255,157	1,008,365
				278,450	1,008,365	278,450	1,008,365
Financial liabilities
Borrowing, financing and debentures	19
Borrowing in local currency		Amortized cost	Level 2	(6,111,702)	(8,419,320)	(6,111,702)	(8,419,320)
Foreign currency borrowings		Amortized cost	Level 2	-	(5,172,966)	-	(5,172,966)
				(6,111,702)	(13,592,286)	(6,111,702)	(13,592,286)

Financial and operating derivative instruments		Fair value through profit or loss	Level 2	(329,676)	(1,805,242)	(329,676)	(1,805,242)

Lease liability	18	Amortized cost	Level 2	(1,150,440)	(3,270,737)	(1,150,440)	(3,270,737)
Prepaid insurance		Amortized cost	Level 2	14,013	-	14,013	-
Trade accounts payables, related-parties’ and reverse factoring	20 e 32.1	Amortized cost	Level 2	(5,302,478)	(6,375,930)	(5,302,478)	(6,375,930)
Insurance payables	23	Amortized cost	Level 2	(1,239)	(69,364)	(1,239)	(69,364)
Dividends payable	24	Amortized cost	Level 2	(294,231)	(260)	(294,231)	(260)